Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate investments
Land	$ 119,224,819	$ 102,925,122
Buildings and improvements	968,074,506	777,249,381
Construction in progress	4,483,684	28,293,083
Assets under direct financing leases	11,049,120	10,916,181
Real Estate Investment Property, at Cost, Total	1,102,832,129	919,383,767
Less accumulated depreciation	(119,371,113)	(96,796,028)
Net real estate investments	983,461,016	822,587,739
Cash and cash equivalents	17,876,319	40,862,023
Straight-line rent receivable, net	36,101,861	29,926,203
Tenant receivables, net	3,483,534	6,007,800
Deferred finance costs, net	14,651,265	13,142,330
Secured loan receivables, net	32,638,780	33,031,117
Other assets	11,315,865	5,864,045
Total assets	1,099,528,640	951,421,257
Liabilities and equity
Secured notes payable and other debt	705,153,415	600,473,578
Accounts payable and accrued expenses	24,207,814	18,124,167
Tenant security and escrow deposits	18,278,172	15,739,917
Other liabilities	31,386,742	34,824,629
Deferred contribution		35,000,000
Total liabilities	779,026,143	704,162,291
Equity:
Common stock, value	216,538	158,314
Additional paid-in-capital	375,029,917	264,804,660
Accumulated deficit	(46,526,886)	(21,382,823)
Accumulated other comprehensive loss	(2,151,670)	(1,867,759)
Total stockholders' equity	326,567,899	241,712,392
Noncontrolling interests	(6,065,402)	5,546,574
Total equity	320,502,497	247,258,966
Total liabilities and equity	1,099,528,640	951,421,257
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Real estate investments
Land	119,224,819	102,925,122
Buildings and improvements	968,074,506	777,249,381
Construction in progress	4,483,684	28,293,083
Assets under direct financing leases	11,049,120	10,916,181
Real Estate Investment Property, at Cost, Total	1,102,832,129	919,383,767
Less accumulated depreciation	(119,371,113)	(96,796,028)
Net real estate investments	983,461,016	822,587,739
Cash and cash equivalents	15,534,373	39,203,727
Straight-line rent receivable, net	36,101,861	29,926,203
Tenant receivables, net	3,483,534	6,007,800
Deferred finance costs, net	14,651,265	13,142,330
Secured loan receivables, net	32,638,780	33,031,117
Other assets	11,315,865	5,864,045
Total assets	1,097,186,694	949,762,961
Liabilities and equity
Secured notes payable and other debt	705,153,415	600,473,578
Accounts payable and accrued expenses	24,207,814	18,124,167
Tenant security and escrow deposits	18,278,172	15,739,917
Other liabilities	29,045,796	33,167,333
Deferred contribution		35,000,000
Total liabilities	776,685,197	702,504,995
Equity:
Partners' equity	324,274,829	250,555,308
Accumulated other comprehensive loss	(3,773,332)	(3,297,342)
Total equity	320,501,497	247,257,966
Total liabilities and equity	$ 1,097,186,694	$ 949,762,961